Analysis of performance by segment - Segment results (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other income and expenditure
Interest payable on core structural borrowings		$ (516)	$ (547)	$ (548)
Adjusted IFRS operating profit based on longer-term investment returns		5,310	4,409	4,378
Short-term fluctuations in investment returns on shareholder-backed business		(3,203)	(791)	(1,994)
Amortisation of acquisition accounting adjustments	[1]	(43)	(61)	(82)
(Loss) on disposal of business and corporate transactions		(142)	(107)	286
Profit before tax attributable to shareholders' returns		1,922	3,450	2,588
Tax credit (charge) attributable to shareholders' returns		31	(569)	(840)
Profit from continuing operations		1,953	2,881	1,748
Profit from discontinued operations		1,319	1,142	1,333
Re-measurement of discontinued operations on demerger		188
Cumulative exchange loss recycled from other comprehensive income		(2,668)
(Loss) profit from discontinued operations		(1,161)	1,142	1,333
Profit for the year		792	4,023	3,081
Attributable to:
Equity holders of the Company from continuing operations		1,944	2,877	1,747
Equity holders of the Company from discontinued operations		(1,161)	1,142	1,333
Non-controlling interests from continuing operations		9	4	1
Profit (loss)		$ 792	$ 4,023	$ 3,081
Basic earnings per share
Based on adjusted IFRS operating profit based on longer-term investment returns, net of tax, from continuing operations	[2]	$ 1.750	$ 1.452	$ 1.346
Based on profit from continuing operations (in USD per share)		0.751	1.117	0.680
Based on (loss) profit for the year from discontinued operations (in USD per share)		$ (0.448)	$ 0.443	$ 0.520
Subordinated debt substituted to M&G plc in 2019
Other income and expenditure
Interest payable on core structural borrowings		$ (179)	$ (128)	$ (90)
Operating segments
Other income and expenditure
Interest payable on core structural borrowings		(20)	(20)	(21)
Adjusted IFRS operating profit based on longer-term investment returns		6,346	5,451	5,412
Short-term fluctuations in investment returns on shareholder-backed business		(3,100)	(818)	(2,020)
Amortisation of acquisition accounting adjustments		(43)	(61)	(82)
(Loss) on disposal of business and corporate transactions		265	(66)	286
Profit before tax attributable to shareholders' returns		3,468	4,506	3,596
Tax credit (charge) attributable to shareholders' returns		(123)	(709)	(981)
Profit from continuing operations		3,345	3,797	2,615
Operating segments | Asia
Other income and expenditure
Adjusted IFRS operating profit based on longer-term investment returns		3,276	2,888	2,546
Short-term fluctuations in investment returns on shareholder-backed business		657	(684)	(1)
Amortisation of acquisition accounting adjustments		(5)	(5)	(9)
(Loss) on disposal of business and corporate transactions		265	(15)	78
Profit before tax attributable to shareholders' returns		4,193	2,184	2,614
Tax credit (charge) attributable to shareholders' returns		(468)	(369)	(326)
Profit from continuing operations		3,725	1,815	2,288
Operating segments | Asia | Insurance
Other income and expenditure
Adjusted IFRS operating profit based on longer-term investment returns		2,993	2,646	2,319
Operating segments | Asia | Asset management
Other income and expenditure
Adjusted IFRS operating profit based on longer-term investment returns		283	242	227
Operating segments | US
Other income and expenditure
Interest payable on core structural borrowings		(20)	(20)	(21)
Adjusted IFRS operating profit based on longer-term investment returns		3,070	2,563	2,866
Short-term fluctuations in investment returns on shareholder-backed business		(3,757)	(134)	(2,019)
Amortisation of acquisition accounting adjustments		(38)	(56)	(73)
(Loss) on disposal of business and corporate transactions			(51)	208
Profit before tax attributable to shareholders' returns		(725)	2,322	982
Tax credit (charge) attributable to shareholders' returns		345	(340)	(655)
Profit from continuing operations		(380)	1,982	327
Operating segments | US | Insurance
Other income and expenditure
Short-term fluctuations in investment returns on shareholder-backed business		(3,757)	(134)	(2,019)
Operating segments | US | Asset management
Other income and expenditure
Adjusted IFRS operating profit based on longer-term investment returns		32	11	12
Operating segments | Jackson (US insurance operations) | Insurance
Other income and expenditure
Adjusted IFRS operating profit based on longer-term investment returns		3,038	2,552	2,854
Operating profit reconciling items
Other income and expenditure
Investment return and other income		50	70	14
Interest payable on core structural borrowings	[3]	(516)	(547)	(548)
Corporate expenditure	[4]	(460)	(490)	(465)
Total other income and expenditure		(926)	(967)	(999)
Restructuring costs	[5]	$ (110)	$ (75)	$ (35)

[1]	Amortisation of acquisition accounting adjustments principally relate to the REALIC business of Jackson which was acquired in 2012.
[2]	Tax charges have been reflected as operating and non-operating in the same way as for the pre-tax items. Further details on tax charges are provided in note B4.
[3]	Interest charged to the income statement on debt that was substituted to M&G plc in October 2019 for 2019 was $(179) million (2018: $(128) million; 2017: $ (90) million).
[4]	Corporate expenditure as shown above is primarily for head office functions in London and Hong Kong.
[5]	Restructuring costs include group-wide costs incurred for IFRS 17 implementation in 2019 from continuing operations.